Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 10,984	$ 41,003
Restricted cash (note 6)	2,323	264
Accounts receivable	6,674	978
Inventories (note 7)	6,597	0
Prepaid expenses and other assets	1,749	771
Assets, Current	28,327	43,016
Property and equipment (note 8)	618	271
Intangible assets (note 9)	18,069	1,506
Goodwill (note 4)	318	0
Assets	47,332	44,793
Current liabilities:
Accounts payable and accrued liabilities (note 10)	14,003	4,434
Current portion of long-term debt (note 11)	0	32,500
Current portion of deferred consideration (note 4)	3,688	0
Liabilities, Current	17,691	36,934
Deferred consideration (note 4)	6,997	0
Liabilities	24,688	36,934
Stockholders' equity:
Common stock Authorized - unlimited number with no par value Issued and outstanding - 14,958,277 (2012 - 12,470,335) (notes 12(b) and 12(e))	272,083	262,439
Additional paid-in capital	33,349	32,754
Deficit	(300,746)	(305,519)
Accumulated other comprehensive income	17,958	18,185
Stockholders' Equity Attributable to Parent	22,644	7,859
Liabilities and Equity	$ 47,332	$ 44,793